Revenue and segment information (Revenue information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue		¥ 169,550,624		¥ 152,459,444	[1],[2]	¥ 113,814,236	[1],[2]
Segment results		1,973,147		2,801,733	[1],[2]	13,813,138	[1],[2]
Interest income		234,604		198,906	[2]	147,063	[2]
Interest expense		(10,486,412)		(9,749,004)	[1],[2]	(6,817,526)	[1],[2]
Impairment loss		(1,796,482)
Credit loss		(40,967)
Impairment (loss)/reversal	[1]			(1,187,212)		(1,204,958)
Depreciation and amortization		(20,916,114)		(20,635,833)	[1]	(15,162,715)	[1]
Net gain/(loss) on disposal of non-current assets		42,506		(616,456)	[1]	(590,049)	[1]
Share of profits less losses of associates and joint ventures		1,823,415		425,215	[1],[2]	1,298,889	[1],[2]
Income tax expense		(643,173)		(1,217,526)	[1],[2]	(3,465,151)	[1],[2]
External revenue [member]
Disclosure of operating segments [line items]
Revenue		169,550,624		152,459,444	[3]	113,814,236	[3]
Inter-segment [member]
Disclosure of operating segments [line items]
Revenue		(471,902)		(380,622)	[3]	(326,241)	[3]
PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue		169,861,165		152,970,195	[1]	138,870,112	[1]
Segment results		3,622,485		1,996,124	[1]	17,381,099	[1]
Interest income		235,738		200,543	[1]	174,112	[1]
Interest expense		(10,446,704)		(9,724,661)	[1]	(8,655,331)	[1]
Impairment loss		(1,146,152)
Credit loss		(42,578)
Impairment (loss)/reversal	[1]			(1,222,800)		(1,435,028)
Depreciation and amortization		(19,826,289)		(19,408,337)	[1]	(18,524,904)	[1]
Net gain/(loss) on disposal of non-current assets		69,123		(581,323)	[1]	(707,572)	[1]
Share of profits less losses of associates and joint ventures		1,684,659		300,605	[1]	1,047,397	[1]
Income tax expense		(1,028,947)		(1,581,319)	[1]	(4,544,366)	[1]
PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		170,333,067		153,350,817	[1]	139,214,978	[1]
PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue		(471,902)		(380,622)	[1]	(344,866)	[1]
PRC power segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		157,326,267		142,067,630	[3]	104,746,690	[3]
PRC power segment [member] | PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue		157,636,808		142,578,381	[1]	129,821,191	[1]
Segment results		3,596,245		2,307,505	[1]	17,702,235	[1]
Interest income		163,699		128,564	[1]	103,817	[1]
Interest expense		(9,879,911)		(9,128,621)	[1]	(8,036,243)	[1]
Impairment loss		(895,121)
Credit loss		(38,368)
Impairment (loss)/reversal	[1]			(1,202,064)		(1,427,452)
Depreciation and amortization		(18,909,485)		(18,361,594)	[1]	(17,542,985)	[1]
Net gain/(loss) on disposal of non-current assets		70,186		(580,325)	[1]	(693,097)	[1]
Share of profits less losses of associates and joint ventures		640,057		28,796	[1]	973,982	[1]
Income tax expense		(1,146,997)		(1,675,083)	[1]	(4,645,990)	[1]
PRC power segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		157,636,808		142,578,381	[1]	129,821,191	[1]
PRC power segment [member] | PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue		0		0	[1]	0	[1]
Overseas segment [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		12,002,860	[4]	10,078,031	[3]	8,758,822	[3]
Overseas segment [member] | PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue		12,002,860		10,078,031	[1]	8,758,822	[1]
Segment results		(363,636)		(613,572)	[1]	(282,703)	[1]
Interest income		69,841		70,756	[1]	69,672	[1]
Interest expense		(465,099)		(450,928)	[1]	(481,263)	[1]
Impairment loss		(251,031)
Credit loss		(4,210)
Impairment (loss)/reversal	[1]			(994)		899
Depreciation and amortization		(774,625)		(856,979)	[1]	(778,426)	[1]
Net gain/(loss) on disposal of non-current assets		(1,052)		(995)	[1]	(172)	[1]
Share of profits less losses of associates and joint ventures		737,185		(36,114)	[1]	0	[1]
Income tax expense		134,573		99,150	[1]	44,135	[1]
Overseas segment [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		12,002,860		10,078,031	[1]	8,758,822	[1]
Overseas segment [member] | PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue		0		0	[1]	0	[1]
All other segments [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		693,399		694,405	[3]	634,965	[3]
All other segments [member] | PRC GAAP [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue		221,497		313,783	[1]	290,099	[1]
Segment results		389,876		302,191	[1]	(38,433)	[1]
Interest income		2,198		1,223	[1]	623	[1]
Interest expense		(101,694)		(145,112)	[1]	(137,825)	[1]
Impairment loss		0
Credit loss		0
Impairment (loss)/reversal	[1]			(19,742)		(8,475)
Depreciation and amortization		(142,179)		(189,764)	[1]	(203,493)	[1]
Net gain/(loss) on disposal of non-current assets		(11)		(3)	[1]	(14,303)	[1]
Share of profits less losses of associates and joint ventures		307,417		307,923	[1]	73,415	[1]
Income tax expense		(16,523)		(5,386)	[1]	57,489	[1]
All other segments [member] | PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Revenue		693,399		694,405	[1]	634,965	[1]
All other segments [member] | PRC GAAP [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Revenue		¥ (471,902)		¥ (380,622)	[1]	¥ (344,866)	[1]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Company and its subsidiaries have initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated and was prepared in accordance with IAS 18 and IAS 11.
[4]	Overseas segment mainly consists of the operations in Singapore and the operation in Pakistan (consolidated since December 2018, see note 41(b)).